Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 177,427	$ 122,844	$ 602,749		$ 329,841	$ 518,986	$ 533,297	$ 701,989
Expenses
Compensation and benefits	113,322	84,785	387,196		229,550	374,332	349,819	477,606
Equity-based compensation	38,050	6,120	51,272		18,484	24,815	193,299	199,052
Total compensation and benefits	151,372	90,905	438,468		248,034	399,147	543,118	676,658
Professional fees	11,006	6,116	28,954		34,479	42,880	39,265	37,118
Technology and infrastructure	7,368	6,969	21,465		20,207	27,281	27,070	22,977
Rent and occupancy	6,773	6,984	20,068		20,802	27,958	27,802	20,922
Travel and related expenses	1,629	391	3,505		4,981	5,725	19,656	19,286
General, administrative and other expenses	6,127	6,096	12,005		12,457	15,060	15,653	16,130
Depreciation and amortization	3,479	3,851	11,081		11,645	15,531	15,852	16,315
Total expenses	187,754	121,312	535,546		352,605	533,582	688,416	809,406
Operating income (loss)	(10,327)	1,532	67,203		(22,764)	(14,596)	(155,119)	(107,417)
Non-operating income (expenses)
Related party income	1,529	2,412	5,303		7,183	9,263	8,810	0
Other income (expense)	2,564	(126)	1,236		2,724	185	108	(634)
Change in fair value of warrant liabilities	(3,006)	0	(2,058)		0
Loss on debt extinguishment	0	0	(39,408)		0
Interest expense	(72)	(3,913)	(7,536)		(11,883)	(15,741)	(15,395)	(15,164)
Total non-operating income (expenses)	1,015	(1,627)	(42,463)		(1,976)	(6,293)	(6,477)	(15,798)
Income (loss) before income taxes	(9,312)	(95)	24,740		(24,740)	(20,889)	(161,596)	(123,215)
Income tax benefit (expense)	(150)	(974)	(2,695)		(2,518)	(3,453)	(2,423)	(2,542)
Net income (loss)	(9,462)	(1,069)	22,045		(27,258)
Less: Net income (loss) attributable to non-controlling interests	(12,938)		31,068
Net income (loss)	3,476		(9,023)			(24,342)	(164,019)	(125,757)
Other comprehensive income (loss)
Foreign currency translation gain (loss)	(2,086)	$ 2,839	(1,542)		$ 348	3,494	837	(1,557)
Comprehensive income (loss)	$ 2,520		$ (9,971)			$ (20,848)	$ (163,182)	$ (127,314)
Net income (loss) per share attributable to Class A common shareholders
Basic (in Dollars per Share)	$ 0.08		$ (0.21)	[1]
Diluted (in Dollars per Share)	$ (0.09)		$ (0.40)	[1]
Weighted-average shares of Class A common stock outstanding
Basic (in Shares)	42,572,813		42,599,954	[1]
Diluted (in Shares)	92,727,012		92,754,153	[1]

[1]	For the nine months ended September 30, 2021, net income (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding is representative of the period from June 24, 2021 through September 30, 2021, the period following the Business Combination, as defined in Note 1 – Organization and Nature of Business. For more information, refer to Note 15 – Net Income (Loss) Per Share Attributable to Class A Common Shareholders.